TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December, 31
	2022	2023
In respect of:
Net operating loss carry forward	40,779	43,113
Research and development expenses	3,254	4,337
Other	661	462
Less – valuation allowance	(44,694)	(47,912)
Net deferred tax assets	-	-

Schedule of Roll Forward of Valuation Allowance
Balance as of January 1, 2021	$43,053
Additions	2,255
Balance as of December 31, 2021	$45,308
Deductions	(614)
Balance as of December 31, 2022	$44,694
Additions	3,218
Balance as of December 31, 2023	$47,912